Restricted cash	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Restricted cash
Restricted cash
Our restricted cash balance was $364.5 million and $329.2 million as of December 31, 2017 and 2016, respectively, and was primarily related to our ECA financings, our Ex-Im financings, our AerFunding revolving credit facility and other debt. See Note 15—Debt.